COMMITMENTS AND CONTINGENCIES - LONG-TERM PURCHASE COMMITMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	$ 721
Contractual Commitments, Payments Due In Two Years	93
Contractual Commitments, Payments Due In Three Years	46
Contractual Commitments, Payments Due In Four Years	10
Contractual Commitments, Payments Due In Five Years	1
Unrecorded Unconditional Purchase Obligation, Due after Five Years	6
Contractual Commitments, Payments Due, Total	877
S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	229
Contractual Commitments, Payments Due In Two Years	57
Contractual Commitments, Payments Due In Three Years	37
Contractual Commitments, Payments Due In Four Years	10
Contractual Commitments, Payments Due In Five Years	1
Unrecorded Unconditional Purchase Obligation, Due after Five Years	6
Long-term Purchase Commitment, Amount	340
Contractual Commitment Number of Years	30
Proceeds From Long Term Transmission Agreement	85
Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	432	[1]
Contractual Commitments, Payments Due In Two Years	408	[1]
Contractual Commitments, Payments Due In Three Years	393	[1]
Contractual Commitments, Payments Due In Four Years	338	[1]
Contractual Commitments, Payments Due In Five Years	154	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	253	[1]
Contractual Commitments, Payments Due, Total	1,978	[1]
Long-term Purchase Commitment, Payments In Period	1,984		1,680		1,345
Natural Gas Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	149
Contractual Commitments, Payments Due In Two Years	129
Contractual Commitments, Payments Due In Three Years	114
Contractual Commitments, Payments Due In Four Years	93
Contractual Commitments, Payments Due In Five Years	49
Unrecorded Unconditional Purchase Obligation, Due after Five Years	123
Contractual Commitments, Payments Due, Total	657
Long-term Purchase Commitment, Payments In Period	1,735		1,464		1,222
Natural Gas Transportation Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	238
Contractual Commitments, Payments Due In Two Years	256
Contractual Commitments, Payments Due In Three Years	241
Contractual Commitments, Payments Due In Four Years	217
Contractual Commitments, Payments Due In Five Years	150
Unrecorded Unconditional Purchase Obligation, Due after Five Years	241
Contractual Commitments, Payments Due, Total	1,343
Natural Gas Transportation Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	127
Contractual Commitments, Payments Due In Two Years	128
Contractual Commitments, Payments Due In Three Years	113
Contractual Commitments, Payments Due In Four Years	92
Contractual Commitments, Payments Due In Five Years	48
Unrecorded Unconditional Purchase Obligation, Due after Five Years	123
Contractual Commitments, Payments Due, Total	631
Natural Gas Supply Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	194	[1]
Contractual Commitments, Payments Due In Two Years	152	[1]
Contractual Commitments, Payments Due In Three Years	152	[1]
Contractual Commitments, Payments Due In Four Years	121	[1]
Contractual Commitments, Payments Due In Five Years	4	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	12	[1]
Contractual Commitments, Payments Due, Total	635	[1]
Natural Gas Supply Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	22
Contractual Commitments, Payments Due In Two Years	1
Contractual Commitments, Payments Due In Three Years	1
Contractual Commitments, Payments Due In Four Years	1
Contractual Commitments, Payments Due In Five Years	1
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0
Contractual Commitments, Payments Due, Total	26
Purchased Power Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	674
Contractual Commitments, Payments Due In Two Years	664
Contractual Commitments, Payments Due In Three Years	687
Contractual Commitments, Payments Due In Four Years	734
Contractual Commitments, Payments Due In Five Years	734
Unrecorded Unconditional Purchase Obligation, Due after Five Years	7,363
Contractual Commitments, Payments Due, Total	10,856	[2]
Long-term Purchase Commitment, Payments In Period	1,574		1,377		1,205
Purchased Power Contracts [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	494
Contractual Commitments, Payments Due In Two Years	484
Contractual Commitments, Payments Due In Three Years	503
Contractual Commitments, Payments Due In Four Years	505
Contractual Commitments, Payments Due In Five Years	500
Unrecorded Unconditional Purchase Obligation, Due after Five Years	6,318
Contractual Commitments, Payments Due, Total	8,804	[2]
Long-term Purchase Commitment, Payments In Period	710	[3]	570	[3]	381	[3]
Purchased Power Contracts [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	170
Guarantee Obligations Current Carrying Value	2
Debt Service Operations [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	332
Guarantee Obligations Current Carrying Value	12
Sunrise Powerlink Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitment Annual Escalation Percentage	2.00%
Contractual Commitment Number of Years	58
Contractual Commitment Future Annual Payment Amount	3
Contractual Commitment Present Value Future Payments, Regulatory Asset	116
Contractual Commitment Future Payments, Liability	116
Liquefied Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Long Term Purchase Commitment Estimated Annual Escalation After 2024	1.00%
Liquefied Natural Gas Contracts [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	381
Contractual Commitments, Payments Due In Two Years	552
Contractual Commitments, Payments Due In Three Years	616
Contractual Commitments, Payments Due In Four Years	674
Contractual Commitments, Payments Due In Five Years	701
Unrecorded Unconditional Purchase Obligation, Due after Five Years	7,600
Nuclear Plant Maintenance [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	10
Infrastructure Construction And Improvements [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	200
Infrastructure Construction And Improvements [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	218
Contractual Commitments, Payments Due In Two Years	33
Contractual Commitments, Payments Due In Three Years	9
Contractual Commitments, Payments Due, Total	260
Long-term Contracts [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	35.00%
Other Owned Generation [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	57.00%
Spot Market Purchases [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	8.00%
Renewable Energy Contracts Expiring Through 2041 [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	30.20%
Luz del Sur Hydroelectric Power Plant [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Total	3
Sempra South American Utilities Construction [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	15
Contractual Commitments, Payments Due, Total	15
Sempra Rockies Marketing [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	11
Contractual Commitments, Payments Due In Two Years	14
Contractual Commitments, Payments Due In Three Years	14
Contractual Commitments, Payments Due In Four Years	34
Contractual Commitments, Payments Due In Five Years	50
Sempra Rockies Marketing [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Concluded During 2013			22
Operations And Maintenance Mesquite Power [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	2
Contractual Commitments, Payments Due In Two Years	2
Contractual Commitments, Payments Due In Three Years	2
Contractual Commitments, Payments Due In Four Years	2
Contractual Commitments, Payments Due In Five Years	2
Unrecorded Unconditional Purchase Obligation, Due after Five Years	23
Contractual Commitments, Payments Due, Total	33
Sempra Natural Gas Construction [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	18
Contractual Commitments, Payments Due, Total	18
San Luis Rey Synchronous Condensor And Bay Boulevard Substation [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Payments In Period	130
Sonora Pipeline [Member] | Sempra Mexico Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	241
Contractual Commitments, Payments Due In Two Years	3
Contractual Commitments, Payments Due, Total	$ 244

[1]	Excludes amounts related to LNG purchase agreements as discussed below.
[2]	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.
[3]
Excludes DWR-allocated contracts. Under an operating agreement with the DWR that expired at the end of 2013, SDG&E acted as a limited agent on behalf of the DWR in the administration of energy contracts, including natural gas procurement functions under the DWR contracts allocated to SDG&E's customers. The commodity costs associated with these contracts are not included in SDG&E's or Sempra Energy's Consolidated Statements of Operations.